GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Revenues	$ 12,367	$ 3,549	$ 242
Long-lived assets	2,730	1,208
Customer A [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	98.00%	93.00%	100.00%
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	1,513	641
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	12,155	3,289
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenues	212	260	242
Long-lived assets	$ 1,217	$ 567